Thrivent Moderately Aggressive Allocation Fund N-1A Cover	Oct. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	THRIVENT MUTUAL FUNDS
Entity Central Index Key	0000811869
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Prospectus Date	Feb. 27, 2026
Supplement to Prospectus [Text Block]	Supplement Dated April 30, 2026to the Summary Prospectus, Prospectus, and Statement of Additional Information, each dated February 27, 2026, for Thrivent Aggressive Allocation Fund, Thrivent Moderate Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderately Conservative Allocation Fund, and Thrivent Global Stock Fund (each, a “Fund,” and collectively, the “Funds”), each a series of Thrivent Mutual FundsThe following updates are being made to reflect the Adviser’s contractual agreement, effective February 27, 2026, to waive certain management fees that are indirectly incurred by the Funds as a result of their investments in Thrivent Small Cap Value ETF and Thrivent Mid Cap Value ETF (for which the Adviser serves as investment adviser), such that the indirectly incurred management fees are reduced to an effective rate of 0.05% (representing an amount attributable to certain operating fees and expenses of the ETFs). Prospectus1. Under “Fees and Expenses,” the following replaces footnote 2 to the Annual Fund Operating Expenses table for Thrivent Aggressive Allocation Fund, Thrivent Moderate Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, and Thrivent Moderately Conservative Allocation Fund:[2] The Adviser has contractually agreed, for as long as the current fee structure is in place and through at least February 28, 2027, to waive (i) an amount equal to any management fees indirectly incurred by the Fund as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust, and (ii) the management fees that are indirectly incurred by the Fund as a result of its investment in Thrivent Small Cap Value ETF and Thrivent Mid Cap Value ETF, for which the Adviser or an affiliate serves as investment adviser, to an effective rate of 0.05% (representing an amount attributable to certain operating fees and expenses of the ETF). These contractual provisions may be terminated upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.2. Under “Fees and Expenses,” the following replaces the Annual Fund Operating Expenses table for Thrivent Global Stock Fund:Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)Class SClass AManagement Fees0.55%0.55%Distribution and Shareholder Service (12b-1 Fees)None0.25%Other Expenses0.09%0.15%Total Annual Fund Operating Expenses0.64%0.95%Less Fee Waivers and/or Expense Reimbursements0.00%0.00%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.64%0.95%[1]The Adviser has contractually agreed, for as long as the current fee structure is in place and through at least February 28, 2027, to waive the management fees that are indirectly incurred by the Fund as a result of its investment in Thrivent Small Cap Value ETF and Thrivent Mid Cap Value ETF, for which the Adviser or an affiliate serves as investment adviser, to an effective rate of 0.05% (representing an amount attributable to certain operating fees and expenses of the ETF). This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.